Finance receivables (Summary of Finance Leases) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Schedule of Finance Lease Obligations [Line Items]
Minimum lease payments	¥ 889,522	¥ 810,088
Estimated unguaranteed residual values	376,360	334,224
Capital Leases, Net Investment in Direct Financing Leases, Gross, Total	1,265,882	1,144,312
Deferred origination costs	5,809	5,135
Less - Unearned income	(103,518)	(95,213)
Less - Allowance for credit losses	(23,962)	(24,600)
Finance leases, net	¥ 1,144,211	¥ 1,029,634